UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bank Global Fund Services

811 E. Wisconsin Ave, 8th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-4711

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Item 1. Reports to Stockholders.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

(NERD)

ANNUAL REPORT

December 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (“SEC”), paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

This report is submitted for the general information of shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Table of Contents

Shareholder Letter (Unaudited)	2
Performance Overview (Unaudited)	3
Schedule of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Report of Independent Registered Public Accounting Firm	16
Shareholder Expense Example (Unaudited)	17
Trustees and Officers of the Trust (Unaudited)	18
Supplemental Information (Unaudited)	20
Privacy Policy (Unaudited)	21

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Shareholder Letter

December 31, 2019 (Unaudited)

Dear Shareholders,

The Roundhill BITKRAFT Esports & Digital Entertainment ETF (“NERD” or the “Fund”) seeks to track the total return performance, before fees and expenses, of its underlying index, the Roundhill BITKRAFT Esports Index (the “Index”).

The Fund launched on June 3, 2019. From June 3, 2019 through December 31, 2019 (the “fiscal period”), returns were as follows:

●	NERD (NAV) +8.11%

●	NERD (Market Price) +8.42%

●	NERD Index +8.78%

The largest single security contributors to performance over the fiscal period:

●	Sea Limited +2.50%

●	Activision Blizzard +2.11%

●	Capcom +1.71%

The largest single security detractors from performance over the fiscal period:

●	Nexon GT -2.24%

●	Gungho Online Entertainment -0.89%

●	Huya -0.79%

On a country of domicile basis, the United States and Singapore contributed positive performance of 3.57% and 2.03%, respectively. South Korea and France contributed losses of 1.87% and 0.59%, respectively.

In 2018, the industry underwent rapid growth and maturation, driven by the popularity of new hit titles like Epic Games’ Fortnite. During the fiscal period, the global games and esports industry experienced a transition year, achieving slower growth than 2018 comparables. We expect growth to re-accelerate in 2021, as we enter the next-generation gaming console cycle.

In summary, the fund achieved its stated objective of closely tracking its underlying Index.

Sincerely,

Will Hershey, Co-Founder & CEO
Tim Maloney, Co-Founder & CIO
Roundhill Investments

Investing involves risk, including possible loss of principal. Esports gaming companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources, or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Such factors may adversely affect the profitability and value of video gaming companies. Investments made in small and mid-capitalization companies may be more volatile and less liquid due to limited resources or product lines and more sensitive to economic factors. Fund investments will be concentrated in an industry or group of industries, and the value of Fund shares may rise and fall more than more diversified funds. Foreign investing involves social and political instability, market illiquidity, exchange-rate fluctuation, high volatility and limited regulation risks. Emerging markets involve different and greater risks, as they are smaller, less liquid and more volatile than more develop countries. Depositary Receipts involve risks similar to those associated with investments in foreign securities, but may not provide a return that corresponds precisely with that of the underlying shares. Please see the prospectus for details of these and other risks.

Past performance is no guarantee of future results.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Performance Overview

December 31, 2019 (Unaudited)

Hypothetical Growth of $10,000 Investment
(Since Commencement through 12/31/2019)

This chart assumes an initial growth investment of $10,000

Total Returns	Since Commencement[1]
Roundhill BITKRAFT Esports & Digital Entertainment ETF—NAV	8.11%
Roundhill BITKRAFT Esports & Digital Entertainment ETF—Market	8.42%
Roundhill BITKRAFT Esports Index	8.78%

[1]	The Fund commenced operations on June 3, 2019

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Returns less than one year are not annualized. For the most recent month-end performance, please call (855) 561-5728. You cannot invest directly in an index. Shares are bought and sold at market price (closing price), not net asset value (NAV), and are individually redeemed from the Fund. Market performance is determined using the bid/ask midpoint at 4:00pm Eastern time when the NAV is typically calculated. Brokerage commissions will reduce returns. Returns shown include the reinvestment of all dividends and distribution. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total returns would be reduced.

As stated in the prospectus dated May 24, 2019, the Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the Fund’s total annual operating expenses (excluding brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) are limited to 0.25% of the Fund’s average daily net assets until June 30, 2020.

The Roundhill BITKRAFT Esports & Digital Entertainment ETF is designed to offer retail and institutional investors exposure to esports & digital entertainment by providing investment results that closely correspond, before fees and expenses, to the performance of the Roundhill BITKRAFT Esports Index. The Roundhill BITKRAFT Esports Index is the first rules-based index designed to track the performance of the growing market of electronic sports, or “esports”. The Index consists of a modified equal-weighted portfolio of globally-listed companies who are actively involved in the competitive video gaming industry. This classification includes, but is not limited to: video game publishers, streaming network operators, video game tournament and league operators/owners, competitive team owners, and hardware companies. An index is unmanaged and is not available for direct investment.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Schedule of Investments

December 31, 2019

	Shares	Value
COMMON STOCKS — 99.9%
Computers — 10.3%
Asustek Computer, Inc. (a)	54,909	$424,039
Logitech International SA (a)	9,137	432,435
Razer, Inc. (a)(b)(c)	767,000	125,015
Tobii AB (a)(b)	31,761	127,437
		1,108,926
Electronics — 10.2%
Micro-Star International Co., Ltd. (a)	146,047	422,399
Turtle Beach Corp. (b)	71,662	677,206
		1,099,605
Internet — 12.2%
AfreecaTV Co., Ltd. (a)	10,515	626,472
JOYY, Inc. - ADR (a)(b)	5,030	265,534
Tencent Holdings Ltd. (a)	8,800	424,200
		1,316,206
Media — 3.3%
Modern Times Group MTG AB (a)(b)	29,850	356,023

Software — 63.9% (d)
Activision Blizzard, Inc.	10,740	638,171
Bilibili, Inc. - ADR (a)(b)	15,756	293,377
Capcom Co., Ltd. (a)	15,100	421,007
CD Projekt SA (a)	6,029	444,936
DouYu International Holdings Ltd. - ADR (a)(b)	80,813	684,486
Electronic Arts, Inc. (b)	3,928	422,299
GungHo Online Entertainment, Inc. (a)	12,900	274,915
HUYA, Inc. - ADR (a)(b)	36,468	654,601
Konami Holdings Corp. (a)	10,300	425,079
Mail.Ru Group Ltd. - GDR (a)(b)	13,333	297,326
NetEase, Inc. - ADR (a)	1,389	425,923
Nexon GT Co., Ltd. (a)(b)	71,218	428,004
Sea Ltd. - ADR (a)(b)	16,303	655,707
Take-Two Interactive Software, Inc. (b)	3,430	419,935
Ubisoft Entertainment SA (a)(b)	6,205	428,911
		6,914,677
TOTAL COMMON STOCKS
(Cost $10,350,274)		10,795,437

TOTAL INVESTMENTS — 99.9%
(Cost $10,350,274)		10,795,437
Other assets and liabilities, net — 0.1%		14,321
NET ASSETS — 100.0%		$10,809,758

ADR American Depositary Receipt

GDR Global Depositary Receipt

(a)	Foreign issued security, or represents a foreign issued security.

(b)	Non-income producing security.

(c)

Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
China	25.4%
United States	20.0%
Japan	10.4%
South Korea	9.8%
Taiwan	7.8%
Singapore	7.2%
Sweden	4.5%
Poland	4.1%
Switzerland	4.0%
France	4.0%
Russia	2.7%
Total Country	99.9%
TOTAL INVESTMENTS	99.9%
Other assets and liabilities, net	0.1%
NET ASSETS	100.0%

The accompanying notes are an integral part of the financial statements.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Statement of Assets and Liabilities

December 31, 2019

Assets
Investments, at value (cost $10,350,274)	$10,795,437
Investment securities sold	133,915
Dividend and interest receivable	9,400
Total assets	10,938,752

Liabilities
Payable to Adviser	2,229
Foreign currency payable to custodian, at value	101,817
Investment securities purchased	11,985
Due to custodian	11,661
Dividend witholding tax payable	1,302
Total liabilities	128,994
Net Assets	$10,809,758

Net Assets Consists of:
Paid-in capital	$10,518,635
Total distributable earnings	291,123
Net Assets	$10,809,758

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	675,000
Net Asset Value, redemption price and offering price per share	$16.01

The accompanying notes are an integral part of the financial statements.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Statement of Operations

For the Period Ended December 31, 2019(1)

Investment Income
Dividend income (net of witholding tax and issuance fees of $9,857)	$49,284
Interest income	250
Total investment income	49,534

Expenses
Investment advisory fees	21,571
Total expenses before reimbursement	21,571
Expense reimbursement by Adviser	(10,786)
Net expenses	10,785
Net investment income	38,749

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Translation
Net realized gain (loss) from:
Investments	155,179
Foreign currency translation	(9,239)
Net realized gain	145,940
Net change in unrealized appreciation/depreciation on:
Investments	445,163
Foreign currency translation	27
Net change in unrealized appreciation	445,190
Net realized and unrealized gain on investments and foreign currency translation	591,130
Net increase in net assets from operations	$629,879

(1)	The Fund commenced operations on June 3, 2019.

The accompanying notes are an integral part of the financial statements.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Statement of Changes in Net Assets

Period Ended December 31, 2019(1)
From Operations
Net investment income	$38,749
Net realized gain on investments and foreign currency translation	145,940
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	445,190
Net increase in net assets resulting from operations	629,879

From Distributions
Distributable earnings	(32,724)
Return of capital	(756)
Total distributions	(33,480)

From Capital Share Transactions
Proceeds from shares sold	13,330,515
Cost of shares redeemed	(3,121,587)
Transaction fees (Note 4)	4,431
Net increase in net assets resulting from capital share transactions	10,213,359

Total Increase in Net Assets	10,809,758

Net Assets
Beginning of period	—
End of period	$10,809,758

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	875,000
Shares redeemed	(200,000)
Shares outstanding, end of period	675,000

(1)	The Fund commenced operations on June 3, 2019.

The accompanying notes are an integral part of the financial statements.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Financial Highlights

For a Share Outstanding Throughout the Period

	Period Ended December 31, 2019(1)
Net Asset Value, Beginning of Period	$14.86

Income from investment operations:
Net investment income(2)	0.08
Net realized and unrealized gain on investments	1.11
Total from investment operations	1.19

Less distributions paid:
From net investment income	(0.05)
From return of capital	0.00	(8)
Total distributions paid	(0.05)

Capital share transactions:
Transaction fees (see Note 4)	0.01

Net Asset Value, End of Period	$16.01

Total return, at NAV(3)(4)	8.11	%(5)
Total return, at Market(3)(4)	8.42	%(5)

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$10,810

Ratio of expenses to average net assets:
Before waivers of expenses	0.50	%(6)
After waivers of expenses	0.25	%(6)
Ratio of net investment income to average net assets:
Before waivers of expenses	0.65	%(6)
After waivers of expenses	0.90	%(6)
Portfolio turnover rate(7)	34	%(5)

(1)	The Fund commenced investment operations on June 3, 2019.

(2)	Per share net investment income was calculated using average shares outstanding.

(3)

The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

(4)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(8)	Amount is less than $0.005.

The accompanying notes are an integral part of the financial statements.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Notes to Financial Statements

December 31, 2019

1.	ORGANIZATION

Roundhill BITKRAFT Esports & Digital Entertainment ETF (the “Fund”) is a non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s objective is to track the price and yield, before fees and expenses, of the Roundhill BITKRAFT Esports Index (the “Index”). The Index tracks the performance of the common stock (or corresponding American Depositary Receipts or Global Depositary Receipts) of exchange-listed companies across the globe (including in emerging markets) that earn revenue from electronic sports, or esports related business activities, including: video game publishing, video game development, video game streaming platforms, organizing video game tournaments and/or events, operating and/or owning video game leagues, owning competitive video game teams, and gaming hardware and technology companies, or whose principal business activity is classified as that of another digital entertainment business activity, such as broadcasting, interactive home entertainment, interactive media & services, technology hardware storage or technology hardware, storage and peripherals.

Cost incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Roundhill Financial Inc. (“Roundhill” or “Adviser”), the Fund’s Investment Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The Fund issues and redeems shares on a continuous basis at net asset value (“NAV”) only in large blocks of shares called “Creation Units.” A Creation Unit consists of 25,000 shares. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.

Fair Value Measurement

In calculating the NAV, the Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Notes to Financial Statements

December 31, 2019 (Continued)

occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.

FASB ASC, Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV on the valuation date, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Notes to Financial Statements

December 31, 2019 (Continued)

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at December 31, 2019 are as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(1)	$10,795,437	$—	$—	$10,795,437
Total Investments in Securities	$10,795,437	$—	$—	$10,795,437

(1)	See the Schedule of Investments for industry classifications.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value. The Fund distributes substantially all net investment income to shareholders in the form of dividends.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Fund is treated as a separate entity for Federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pays out dividends from its net investment income, if any, at least annually, and distributes its net capital gains, if any, to shareholders at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Notes to Financial Statements

December 31, 2019 (Continued)

Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2019, the Fund’s fiscal period end, the Fund had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2019, the Fund’s fiscal period end, the Fund had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Fund recognized no interest or penalties related to uncertain tax benefits in the fiscal period 2019. At December 31, 2019, the Fund’s fiscal period end, the tax period 2019 remained open to examination in the Fund’s major tax jurisdiction.

Indemnification

In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser expects the risk of loss to be remote.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).

Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and Roundhill, the Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. Roundhill has agreed to pay all expenses of the Fund except the fee paid to Roundhill under the Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any). Roundhill, in turn, compensates the Sub-Adviser from the management fee it receives.

Exchange Traded Concepts, LLC (the “Sub-Adviser”), an Oklahoma limited liability company serves as the sub-adviser to the Fund. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Fund’s Index, subject to the supervision of the Adviser and the Board, including the Independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.04% based on the average daily net assets of the Fund, and subject to a minimum annual fee of $20,000.

BITKRAFT Esports Ventures Fund I, L.P. (“BITKRAFT”) is a minority owner of the Adviser and has (via an affiliate) licensed the name “BITKRAFT” to the Adviser for use with the Fund. BITKRAFT is not involved in the management of the Fund or the maintenance or calculation of the Index.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Notes to Financial Statements

December 31, 2019 (Continued)

Fee Waiver Agreement

The Adviser has contractually agreed to waive 0.25% of its unified management fee for the Fund until at least June 30, 2020. The fee waiver agreement may only be terminated by, or with the consent of, the Board. The Adviser waived $10,786 during the period ended December 31, 2019. Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, typically 25,000 shares, called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

Creation Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Fund for each creation order is $500.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an All Cash Amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees received by the Fund are displayed in the Capital Share Transactions section on the Statement of Changes in Net Assets.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Notes to Financial Statements

December 31, 2019 (Continued)

Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

5.	FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Ordinary Income(1)	Long-Term Capital Gain	Return of Capital
Fiscal period ended December 31, 2019	$32,724	$—	$756

(1)	Ordinary income includes short-term capital gains.

At December 31, 2019, the Fund’s fiscal period end, the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

Federal Tax Cost of Investments	$10,451,423
Gross Unrealized Appreciation	$940,368
Gross Unrealized Depreciation	(596,354)
Net Unrealized Appreciation (Depreciation)	344,014
Other Accumulated Gain (Loss)	(52,891)
Total Distributable Earnings	$291,123

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At December 31, 2019, the Fund’s fiscal period end, the Fund had short-term capital losses of $48,968 remaining which will be carried forward indefinitely to offset future realized capital gains. At December 31, 2019, the Fund’s fiscal period end, the Fund deferred, on a tax basis, late year ordinary currency losses of $3,923.

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The permanent differences primarily relate to redemptions in-kind. For the fiscal period ended December 31, 2019, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities.

	Total distributable earnings	Paid-in capital
Roundhill BITKRAFT Esports & Digital Entertainment ETF	$(305,276)	$305,276

During the fiscal period ended December 31, 2019, the Fund realized $307,458 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Notes to Financial Statements

December 31, 2019 (Continued)

6.	INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended December 31, 2019 were as follows:

Purchases	Sales	Creations In-Kind	Redemptions In-Kind
$4,675,117	$2,725,199	$10,446,657	$2,200,345

7.	PRINCIPAL RISKS

As with all exchange traded funds (‘’ETFs’’), shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A description of principal risks is included in the prospectus under the heading ‘’Principal Investment Risks’’.

8.	SUBSEQUENT EVENTS

Management has evaluated the Fund’s related events and transactions that occurred subsequent to December 31, 2019, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Roundhill BITKRAFT Esports & Digital Entertainment ETF and
Board of Trustees of Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Roundhill BITKRAFT Esports & Digital Entertainment ETF (the “Fund”), a series of Listed Funds Trust, as of December 31, 2019, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period June 3, 2019 (commencement of operations) through December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations, the changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers or by other auditing procedures as appropriate in the circumstances. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 27, 2020

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Shareholder Expense Example

(Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (July 1, 2019 to December 31, 2019), except as noted in footnotes below.

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Annualized Expense Ratios	Expenses Paid During the Period(1)
Roundhill BITKRAFT Esports & Digital Entertainment ETF
Actual	$ 1,000.00	$ 1,029.90	0.25%	$1.28
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,023.95	0.25%	$1.28

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Trustees and Officers of the Trust

December 31, 2019 (Unaudited)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers, and is available, without charge upon request by calling 1-800-617-0004, or by visiting the Fund’s website at www.roundhillinvestments.com

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
John L. Jacobs Year of birth: 1959	Trustee and Audit Committee Chair	Indefinite term; since 2017	Founder and CEO of Q3 Advisors, LLC (financial consulting firm) (since 2015); Distinguished Policy Fellow and Executive Director, Center for Financial Markets and Policy, Georgetown University (since 2015); Senior Advisor, Nasdaq OMX Group (2015–2016); Executive Vice President, Nasdaq OMX Group (2013–2015).	10	Independent Trustee, Procure ETF Trust II (since 2018) (2 portfolios). Independent Trustee, Horizons ETF Trust I (2015-2019) (3 portfolios).
Koji Felton Year of birth: 1961	Trustee	Indefinite term; since 2019	Counsel, Kohlberg Kravis Roberts & Co. L.P. (investment firm) (2013–2015); Counsel, Dechert LLP (law firm) (2011–2013).	10	Independent Trustee, Series Portfolios Trust (since 2015) (10 portfolios).
Pamela H. Conroy Year of birth: 1961	Trustee and Nominating Committee Chair	Indefinite term; since 2019	Retired; formerly Executive Vice President, Chief Operating Officer & Chief Compliance Officer, Institutional Capital Corporation (investment firm) (1994–2008).	10	Independent Trustee, Frontier Funds, Inc. (since 2020) (7 portfolios).
Interested Trustee
Paul R. Fearday, CPA* Year of birth: 1979	Trustee and Chairman	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2008); Manager, PricewaterhouseCoopers LLP (accounting firm) (2002–2008).	10	None

*

This Trustee is considered an “Interested Trustee” as defined in the 1940 Act because of his affiliation with U.S. Bancorp Fund Services, d/b/a U.S. Bank Global Fund Services and U.S. Bank N.A., which provide fund accounting, administration, transfer agency and custodian services to the Fund.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Trustees and Officers of the Trust

December 31, 2019 (Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Gregory Bakken Year of birth: 1983	President and Principal Executive Officer	Indefinite term, February 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2006).
Travis G. Babich Year of birth: 1980	Treasurer and Principal Financial Officer	Indefinite term, September 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2005).
Kacie M. Gronstal Year of birth: 1992	Assistant Treasurer	Indefinite term, March 2019	Officer, U.S. Bancorp Fund Services, LLC (since 2014).
Kent Barnes Year of birth: 1968	Secretary	Indefinite term, February 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2018); Chief Compliance Officer, Rafferty Asset Management, LLC (2016 to 2018); Vice President, U.S. Bancorp Fund Services, LLC (2007 to 2016).
Steve Jensen Year of birth: 1957	Chief Compliance Officer	Indefinite term, February 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2011).

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. A copy of the Prospectus for the Fund may be obtained without charge by writing to the Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-800-617-0004, or by visiting the Fund’s website at www.roundhillinvestments.com

QUARTERLY PORTFOLIO HOLDING INFORMATION

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

The Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund’s website at www.roundhillinvestments.com

TAX INFORMATION

The Fund designated 100.00% of its ordinary income distribution for the period ended December 31, 2019 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the period ended December 31, 2019, 100.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Privacy Policy

December 31, 2019 (Unaudited)

We are committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser:

Roundhill Financial Inc.
575 5th Avenue, 14th Floor
New York, NY 10017

Investment Sub-Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Fund.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2019	FYE 12/31/2018
Audit Fees	$15,000	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$3,000	N/A
All Other Fees	$0	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2019	FYE 12/31/2018
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2019	FYE 12/31/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The entire Board of Trustees is acting as the registrant’s audit committee.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	03/03/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	03/03/2020

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	03/03/2020

*	Print the name and title of each signing officer under his or her signature.